Financial instruments and risk management - Schedule of available undrawn committed bank facilities (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	£ 2,678	£ 2,789
Expiring within one year
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	99	793
Expiring between one and two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	496	103
Expiring after two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	£ 2,083	£ 1,893